Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Summary of Other Non-current Assets	Other non-current assets comprise:

(€ million)	2025	2024	2023
Equity instruments at fair value through other comprehensive income (D.7.1.)	2,200	1,559	1,088
Debt instruments at fair value through other comprehensive income (D.7.2.)	389	357	346
Other financial assets at fair value through profit or loss (D.7.3.)	1,004	1,027	808
Pre-funded pension obligations (Note D.19.1.)	194	156	271
Long-term prepaid expenses	175	152	114
Long-term loans and advances and other non-current receivables(a)	393	502	591
Derivative financial instruments (Note D.20.)	9	—	—
Total	4,364	3,753	3,218
(a)As of December 31, 2025, this line includes:
–a loan of €150 million to the BioAtrium joint venture which matures on December 1, 2031, of which €156 million was recognized in "Other current assets" as of December 31, 2022;
–a receivable under a sub-lease amounting to €82 million (€116 million before discounting), versus €116 million (or €153 million before discounting) as of
December 31, 2024.